Private Placement Warrants (Q3) (Details)	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Private Placement Warrant [Member]
Private Placement Warrants (Details) [Line Items]
Price per share (in dollars per share) | $ / shares	$ 1.50
Aggregate price	$ 8,900,000
Initial fair value of private warrants	6,230,000
Excess of initial fair value of the warrants	$ 2,670,000
Initial Public Offering [Member] | Private Placement Warrant [Member]
Private Placement Warrants (Details) [Line Items]
Aggregate of shares (in shares) | shares	5,933,333
Class A Ordinary Shares [Member]
Private Placement Warrants (Details) [Line Items]
Exercise price per share (in dollars per share) | $ / shares	$ 11.50